Loans to Banking Clients and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans to Banking Clients and Related Allowance for Loan Losses
7.	Loans to Banking Clients and Related Allowance for Loan Losses

The composition of loans to banking clients by loan segment is as follows:

December 31,	2012	2011

Residential real estate mortgages	$6,507	$5,596
Home equity lines of credit	3,287	3,509
Personal loans secured by securities	963	742
Other	25	19

Total loans to banking clients (1)	10,782	9,866
Allowance for loan losses	(56)	(54)

Total loans to banking clients – net	$10,726	$9,812

(1)	Loans are evaluated for impairment by loan segment.

The Company records an allowance for loan losses through a charge to earnings based on management’s estimate of probable losses in the existing portfolio. Management reviews the allowance for loan losses quarterly, taking into consideration current economic conditions, the composition of the existing loan portfolio, past loss experience, and risks inherent in the portfolio, as described in note “2 – Summary of Significant Accounting Policies.”

Changes in the allowance for loan losses were as follows:

Year Ended	December 31, 2012			December 31, 2011
	Residential real estate mortgages	Home equity lines of credit	Total	Residential real estate mortgages	Home equity lines of credit	Total	December 31, 2010

Balance at beginning of period	$ 40	$ 14	$ 54	$ 38	$ 15	$ 53	$ 45
Charge-offs	(7)	(9)	(16)	(11)	(8)	(19)	(20)
Recoveries	2	-	2	1	1	2	1
Provision for loan losses	1	15	16	12	6	18	27

Balance at end of period	$ 36	$ 20	$ 56	$ 40	$ 14	$ 54	$ 53

Included in the loan portfolio are nonaccrual loans totaling $48 million and $52 million at December 31, 2012 and 2011, respectively. There were no loans accruing interest that were contractually 90 days or more past due at December 31, 2012 or 2011. Nonperforming assets, which include nonaccrual loans and other real estate owned, totaled $54 million and $56 million at December 31, 2012 and 2011, respectively.

As of December 31, 2012, Schwab Bank no longer originates First Mortgage loans or HELOCs. In 2012, Schwab Bank launched a co-branded loan origination program for Schwab Bank clients (the Program) with Quicken Loans, Inc. (Quicken® Loans®). Pursuant to the Program, Quicken Loans originates and services First Mortgage loans and HELOCs for Schwab Bank clients. Under the Program, Schwab Bank purchases certain First Mortgage loans and HELOCs that are originated by Quicken Loans. Schwab Bank sets the underwriting guidelines and pricing for all loans it intends to purchase for its portfolio. The First Mortgage loans purchased under the Program are included in the first mortgages loan class as of December 31, 2012, in the table below.

The delinquency aging analysis by loan class is as follows:

December 31, 2012	Current	30-59 days past due	60-89 days past due	Greater than 90 days	Total past due	Total loans

Residential real estate mortgages:
First mortgages	$ 6,291	$ 22	$ 2	$ 33	$ 57	$ 6,348
Purchased first mortgages	154	1	-	4	5	159
Home equity lines of credit	3,269	5	2	11	18	3,287
Personal loans secured by securities	963	-	-	-	-	963
Other	22	3	-	-	3	25

Total loans to banking clients	$ 10,699	$ 31	$ 4	$ 48	$ 83	$ 10,782

December 31, 2011

Residential real estate mortgages:
First mortgages	$ 5,380	$ 16	$ 2	$ 39	$ 57	$ 5,437
Purchased first mortgages	152	2	-	5	7	159
Home equity lines of credit	3,494	5	2	8	15	3,509
Personal loans secured by securities	741	1	-	-	1	742
Other	19	-	-	-	-	19

Total loans to banking clients	$ 9,786	$ 24	$ 4	$ 52	$ 80	$ 9,866

In addition to monitoring the delinquency characteristics, the Company monitors the credit quality of residential real estate mortgages and HELOCs by stratifying the portfolios by the year of origination, borrower FICO scores at origination (Origination FICO), updated borrower FICO scores (Updated FICO), LTV ratios at origination (Origination LTV), and estimated current LTV ratios (Estimated Current LTV), as presented in the following tables. Borrowers’ FICO scores are provided by an independent third party credit reporting service and were last updated in December 2012. The Origination LTV and Estimated Current LTV ratios for a HELOC include any first lien mortgage outstanding on the same property at the time of the HELOC’s origination. The Estimated Current LTV for each loan is estimated by reference to a home price appreciation index.

	Residential real estate mortgages
December 31, 2012	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 465	$ 56	$ 521	$ 1,187
2008	402	6	408	1,151
2009	305	6	311	338
2010	909	12	921	249
2011	1,270	53	1,323	198
2012	2,997	26	3,023	164

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination FICO
<620	$ 10	$ 1	$ 11	$ -
620 - 679	98	16	114	23
680 - 739	1,141	40	1,181	633
≥740	5,099	102	5,201	2,631

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Updated FICO
<620	$ 54	$ 6	$ 60	$ 49
620 - 679	191	13	204	117
680 - 739	940	34	974	510
≥740	5,163	106	5,269	2,611

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

Origination LTV
≤70%	$ 4,189	$ 97	$ 4,286	$ 2,225
>70% - ≤90%	2,142	54	2,196	1,036
>90% - ≤100%	17	8	25	26

Total	$ 6,348	$ 159	$ 6,507	$ 3,287

December 31, 2012	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
≤70%	$ 4,162	772	N/A	0.05%
>70% - ≤90%	1,841	764	N/A	0.22%
>90% - ≤100%	168	750	N/A	0.51%
>100%	336	741	N/A	5.34%

Total	$ 6,507	768	N/A	0.38%

Home equity lines of credit:
Estimated Current LTV
≤70%	$ 1,559	773	36%	0.14%
>70% - ≤90%	1,020	766	46%	0.18%
>90% - ≤100%	267	759	54%	0.44%
>100%	441	753	59%	1.06%

Total	$ 3,287	767	42%	0.31%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

	Residential real estate mortgages
December 31, 2011	First mortgages	Purchased first mortgages	Total	Home equity lines of credit

Year of origination
Pre-2008	$ 569	$ 60	$ 629	$ 1,306
2008	538	8	546	1,262
2009	553	10	563	412
2010	1,757	17	1,774	311
2011	2,020	64	2,084	218

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination FICO
<620	$ 9	$ 2	$ 11	$ -
620 - 679	108	19	127	24
680 - 739	1,030	43	1,073	667
≥740	4,290	95	4,385	2,818

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Updated FICO
<620	$ 55	$ 7	$ 62	$ 49
620 - 679	162	11	173	112
680 - 739	831	44	875	520
≥740	4,389	97	4,486	2,828

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

Origination LTV
≤ 70%	$ 3,507	$ 91	$ 3,598	$ 2,378
>70% - ≤90%	1,904	60	1,964	1,091
>90% - ≤100%	26	8	34	40

Total	$ 5,437	$ 159	$ 5,596	$ 3,509

December 31, 2011	Balance	Weighted Average Updated FICO	Utilization Rate (1)	Percent of Loans that are 90+ Days Past Due and Less than 90 Days Past Due but on Nonaccrual Status

Residential real estate mortgages:
Estimated Current LTV
≤ 70%	$ 3,200	773	N/A	0.27%
>70% - ≤90%	1,764	766	N/A	0.41%
>90% - ≤100%	241	758	N/A	1.33%
>100%	391	748	N/A	2.34%

Total	$ 5,596	768	N/A	0.50%

Home equity lines of credit:
Estimated Current LTV
≤ 70%	$ 1,561	774	37%	0.09%
>70% - ≤90%	1,099	769	46%	0.26%
>90% - ≤100%	328	765	54%	0.16%
>100%	521	755	58%	0.75%

Total	$ 3,509	769	43%	0.25%

(1)    The Utilization Rate is calculated using the outstanding HELOC balance divided by the associated total line of credit.

N/A Not applicable.

The Company monitors the credit quality of personal loans secured by securities by reviewing the fair value of collateral to ensure adequate collateralization of at least 100% of the principal amount of the loans. All of these personal loans were fully collateralized by securities with fair values in excess of borrowings at December 31, 2012 and 2011.